ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of asset retirement obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS

9.

ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations primarily relate to the closure of mines of Wuhu Feishang, which includes dismantlement of mining related structures and the reclamation of land upon exhaustion of coal or metal reserves. Asset retirement obligations also include the dismantlement upon the closure of the copper smelting plant of Antay Pacha.

The following table describes the changes to the Group's asset retirement obligation liability:

Amount
CNY

At January 1, 2017	5,302
Accretion expenses	60
Disposal of subsidiaries	(5,338)
Exchange adjustment	(24)
At December 31, 2017 and 2018	—
At December 31, 2018 (US$)	—

The inflation rate, discount rate and market risk premium used for estimating the provision for asset retirement obligations of Wuhu Feishang at January 1, 2017 were 2.53%, 9.91% and 6.09%, respectively. The inflation rate, discount rate and market risk premium used for estimating the provision for asset retirement obligations of Antay Pacha at January 1, 2017 were 4.80%, 8.42% and 6.09%, respectively.